Share-based Compensation (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation
Share-based compensation	20,685	15,894	15,700
Restaurant wages and related expenses
Share-based Compensation
Share-based compensation	4,419	4,900	3,928
Selling, general and administrative
Share-based Compensation
Share-based compensation	16,266	10,994	11,772